ACCOUNTS RECEIVABLE (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 180,989	$ 161,373
Allowance for credit losses	$ 7,200	$ 9,400